STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $38,845,252)                                                    $38,999,748
  Cash                                                                  692,085
  Foreign currency, at value (cost $66,948)                              66,912
  Receivable for investments sold                                       761,284
  Interest receivable                                                   777,583
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                          22,451
  Prepaid expenses                                                        2,585
                                                                    -----------
    Total assets                                                     41,322,648

LIABILITIES
  Payable for investments purchased                     $1,039,225
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                             62,908
  Options written, at value (Note 6) (premiums
    received, $83,355)                                      67,638
  Accrued accounting, custody and transfer agent fees       13,142
  Accrued trustees' fees and expenses (Note 2)               1,697
  Accrued expenses and other liabilities                    13,557
                                                         ---------
    Total liabilities                                                 1,198,167
                                                                    -----------
NET ASSETS                                                          $40,124,481
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $40,485,999
  Accumulated net realized loss                                      (1,132,543)
  Undistributed net investment income                                   641,369
  Net unrealized appreciation                                           129,656
                                                                    -----------
TOTAL NET ASSETS                                                    $40,124,481
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             2,111,547
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE (Net Assets/Shares outstanding)                         $     19.00
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                    $ 808,991
                                                                     ---------
    Total investment income                                            808,991

EXPENSES
  Investment advisory fee (Note 2)                      $    55,253
  Accounting, custody, and transfer agent fees               63,915
  Legal and audit services                                   13,090
  Registration fees                                           2,785
  Trustees' fees and expenses (Note 2)                        2,233
  Insurance expense                                           1,571
  Miscellaneous                                               1,484
                                                        -----------
    Total expenses                                          140,331

Deduct:
  Waiver of investment advisory fee (Note 2)                (55,253)
  Reimbursement of Fund operating expenses (Note 2)         (85,078)
                                                        -----------
    Total expense deductions                               (140,331)
                                                        -----------
      Net expenses                                                           0
                                                                     ---------
        Net investment income                                          808,991
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (1,071,471)
    Written options transactions                             20,005
    Foreign currency transactions and forward foreign
     currency exchange contracts                            102,049
                                                        -----------
      Net realized loss                                               (949,417)

  Change in unrealized appreciation (depreciation)
    Investment securities                                   556,111
    Written options                                          28,212
    Foreign currency and forward foreign currency
     exchange contracts                                    (193,617)
                                                        -----------
      Net change in unrealized appreciation
       (depreciation)                                                  390,706
                                                                     ---------
    Net realized and unrealized loss                                  (558,711)
                                                                     ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $ 250,280
                                                                     =========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD
                                                         SIX MONTHS ENDED         JUNE 30, 1999
                                                          JUNE 30, 2000    (COMMENCEMENT OF OPERATIONS)
                                                           (UNAUDITED)         TO DECEMBER 31, 1999
                                                         ----------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   808,991             $   837,544
  Net realized gain (loss)                                    (949,417)                318,799
  Change in unrealized appreciation (depreciation)             390,706                (261,050)
                                                           -----------             -----------
  Net increase in net assets from investment operations        250,280                 895,293
                                                           -----------             -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                  (123,554)               (837,544)
  In excess of net investment income                                --                (545,993)
                                                           -----------             -----------
  Total distributions to shareholders                         (123,554)             (1,383,537)
                                                           -----------             -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                          15,875,000              30,574,577
  Value of shares issued to shareholders in payment of
    distributions declared                                     123,513               1,383,537
  Cost of shares redeemed                                           --              (7,470,628)
                                                           -----------             -----------
  Net increase in net assets from Fund share
    transactions                                            15,998,513              24,487,486
                                                           -----------             -----------
TOTAL INCREASE IN NET ASSETS                                16,125,239              23,999,242

NET ASSETS
  At beginning of period                                    23,999,242                      --
                                                           -----------             -----------
  At end of period (including undistributed net
    investment income of $641,369 and distributions in
    excess of net investment income of $44,068,
    respectively)                                          $40,124,481             $23,999,242
                                                           ===========             ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SIX MONTHS             FOR THE PERIOD
                                                               ENDED                JUNE 30, 1999
                                                           JUNE 30, 2000     (COMMENCEMENT OF OPERATIONS)
                                                           (UNAUDITED)(1)      TO DECEMBER 31, 1999(1)
                                                         ------------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 19.47                    $ 20.00
                                                              -------                    -------
FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.55                       0.61
  Net realized and unrealized loss on investments               (0.94)                     (0.04)
                                                              -------                    -------
Total from investment operations                                (0.39)                      0.57
                                                              -------                    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (0.08)                     (0.67)
  In excess of net investment income                               --                      (0.43)
                                                              -------                    -------
Total distributions to shareholders                             (0.08)                     (1.10)
                                                              -------                    -------
NET ASSET VALUE, END OF PERIOD                                $ 19.00                    $ 19.47
                                                              =======                    =======
TOTAL RETURN++                                                  (2.00)%+++                  2.84%+++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)                         0.00%+                     0.00%+
  Net Investment Income (to average daily net assets)            5.84%+                     5.93%+
  Portfolio Turnover                                              140%+++                     91%+++
  Net Assets, End of Period (000's omitted)                   $40,124                    $23,999

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and reimbursed the Fund for all of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

    Net investment income per share                           $  0.45                    $  0.51

    Ratios (to average daily net assets):
      Expenses                                                   1.01%+                     1.02%+
      Net investment income                                      4.83%+                     4.91%+

+     Computed on an annualized basis.
++    Total return would have been lower in the absence of expense waivers.
+++   Not annualized.
(1)   Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         PAR           VALUE
SECURITY                                        RATE     MATURITY       VALUE*       (NOTE 1A)
-----------------------------------------------------------------------------------------------
BONDS AND NOTES -- 96.3%

CORPORATE -- 0.9%

INDUSTRIAL BONDS -- 0.9%
Clear Channel Communications                    6.500%  07/07/2005  $      225,000  $   214,651
Flextronics International                       9.750%  07/01/2010          50,000       48,933
Level 3 Communications Inc.+                   10.750%  03/15/2008          70,000       62,826
Level 3 Communications Inc.                    11.250%  03/15/2010          30,000       26,925
Winstar Communications 144A                    12.750%  04/15/2010          30,000       27,212
                                                                                    -----------
Total Corporate (Cost $386,896)                                                         380,547
                                                                                    -----------
GOVERNMENT/OTHER -- 91.3%

BELGIUM -- 0.6%
Kingdom of Belgium                              5.750%  09/28/2010         250,000      241,182
                                                                                    -----------
CANADA -- 6.6%
Canada Government                               5.500%  06/01/2009       1,100,000      724,544
Canada Government                               6.000%  06/01/2008         855,000      580,199
Canada Government                               6.000%  09/01/2005       1,970,000    1,335,370
                                                                                    -----------
                                                                                      2,640,113
                                                                                    -----------
EURODOLLAR -- 4.5%
American Standard Global+                       7.125%  06/01/2006         275,000      253,380
Enron Corp.                                     4.375%  04/08/2005         135,000      119,331
Ford Motor Credit Co.                           3.750%  07/12/2004         225,000      198,784
Fort James Corp. Notes                          4.750%  06/29/2004         150,000      134,540
General Motors Acceptance Corp.                 5.500%  02/02/2005         225,000      210,763
Italian Government BTPS Notes NCL               6.500%  11/01/2027         390,000      399,741
Lehman Brothers Holdings PLC Medium Term
  Notes(a)                                      4.739%  08/25/2003         300,000      284,132
Metromedia Fiber Network+                      10.000%  12/15/2009         230,000      210,820
                                                                                    -----------
                                                                                      1,811,491
                                                                                    -----------
FRANCE -- 6.7%
France O.A.T.                                   6.000%  10/25/2025         450,000      445,901
French Treasury Bill                            4.750%  03/12/2002       2,380,000    2,261,971
                                                                                    -----------
                                                                                      2,707,872
                                                                                    -----------
GERMANY -- 25.0%
BKO                                             3.250%  09/15/2000       1,065,000    1,013,913
Bundes Obligation+                              4.500%  08/19/2002       2,060,000    1,947,613
Bundes Obligation Ser 116 Notes+                5.750%  08/22/2000       1,140,000    1,089,887
Colt Telecom Group PLC 144A Notes               7.625%  07/31/2008         500,000      222,123
Deutschland Republic+                           5.375%  01/04/2010       1,260,000    1,211,710
Deutschland Republic+                           5.625%  01/04/2028       1,955,000    1,877,087
Deutschland Republic+                           6.250%  01/04/2024         260,000      267,611
Deutschland Republic+                           6.500%  07/04/2027       1,025,000    1,096,502
Deutschland Republic+                           8.375%  05/21/2001         590,000      579,669

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         PAR           VALUE
SECURITY                                        RATE     MATURITY       VALUE*       (NOTE 1A)
-----------------------------------------------------------------------------------------------
GERMANY (CONTINUED)
Exide Holding Europe 144A Notes                 9.125%  04/15/2004  $      275,000  $   126,195
Federal Republic of Germany+                    4.750%  11/20/2001         630,000      599,599
                                                                                    -----------
                                                                                     10,031,909
                                                                                    -----------
IRELAND -- 0.1%
Esat Telecom Group PLC                         11.875%  11/01/2009          25,000       29,838
                                                                                    -----------
JAPAN -- 18.2%
Deutsche Telekom                                1.500%  06/15/2005      70,000,000      659,125
Ford Motor Credit Corp.+                        1.200%  02/07/2005      50,000,000      467,289
IBM Corp. Notes                                 0.900%  04/14/2003      24,000,000      225,758
Italy Euroyen Notes+                            1.800%  02/23/2010      70,000,000      664,625
Italy Euroyen Notes NCL+                        3.750%  06/08/2005       5,000,000       53,198
KFW International Finance                       1.750%  03/23/2010      31,000,000      292,529
Kingdom of Spain+                               3.100%  09/20/2006      50,000,000      523,160
McDonald's Corp.                                2.000%  03/09/2010      16,000,000      150,944
Mexican Notes NCL+                              3.100%  04/24/2002      35,000,000      337,411
Oesterreich KontrollBank                        1.800%  03/22/2010      45,000,000      427,187
Procter & Gamble+                               1.500%  12/07/2005      20,000,000      188,552
Province of Ontario                             1.875%  01/25/2010     255,000,000    2,408,401
Spanish Government+                             4.750%  03/14/2005      60,000,000      661,848
Westpac Banking+                                0.875%  09/22/2003      27,000,000      253,670
                                                                                    -----------
                                                                                      7,313,697
                                                                                    -----------
LUXEMBOURG -- 0.3%
PTC International Finance II SA                11.250%  12/01/2009         140,000      138,685
                                                                                    -----------
NETHERLANDS -- 6.7%
Deutsche Telekom                                6.125%  07/06/2005         125,000      119,827
KPN-Qwest B.V. 144A Private Placement           7.125%  06/01/2009         275,000      242,221
Koninklijke Ahold NV                            4.000%  05/19/2005          60,000       62,444
Mannesmann Finance(a)                           4.073%  07/15/2002         150,000      142,523
Netherland Government Notes                     5.500%  07/15/2010       2,100,000    2,018,514
Versatel Telecom                                4.000%  03/30/2005          80,000       71,610
Versatel Telecom                                4.000%  12/17/2004          20,000       22,151
                                                                                    -----------
                                                                                      2,679,290
                                                                                    -----------
SLOVAKIA -- 0.2%
Slovak Wireless                                11.250%  03/30/2007          75,000       73,758
                                                                                    -----------
SWEDEN -- 5.2%
Sweden Government Bond #1038                    6.500%  10/25/2006       2,500,000      301,902
Sweden Government Bond #1042                    5.000%  01/15/2004      11,100,000    1,250,642
Sweden Government Bond #1044 NCL                3.500%  04/20/2006       5,000,000      518,273
                                                                                    -----------
                                                                                      2,070,817
                                                                                    -----------
TURKEY -- 0.3%
Turkish Treasury Bill                           0.000%  08/22/2001  88,000,000,000      101,262
                                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         PAR           VALUE
SECURITY                                        RATE     MATURITY       VALUE*       (NOTE 1A)
-----------------------------------------------------------------------------------------------
UNITED KINGDOM -- 16.2%
Abbey National Treasury                         7.750%  12/31/2003  $      150,000  $   234,637
FHLB+                                           6.875%  06/07/2002         400,000      609,692
FNMA Global Bond+                               6.875%  06/07/2002         700,000    1,067,350
IPC Magazines 144A(b)                           0.000%  03/15/2008         175,000      156,630
Inco Ltd.                                      15.750%  07/15/2006         200,000      421,571
Lehman Brothers Holdings PLC                    6.950%  06/22/2004         230,000      343,801
OTE PLC                                         6.125%  02/07/2007         175,000      164,288
Royal Bank of Scotland 144A                     6.770%  03/31/2049         175,000      168,761
Tate & Lyle International Finance+              5.750%  10/06/2006         125,000      114,626
UK Treasury Gilt+                               7.750%  09/08/2006         155,000      261,023
UK Treasury Gilt+                               9.000%  10/13/2008         180,000      336,847
UK Treasury Gilt+                               9.500%  04/18/2005         855,000    1,501,448
UK Treasury Gilt Stock                          5.750%  12/07/2009         635,000    1,003,175
UK Treasury Gilt Stock+                         6.000%  12/07/2028          55,000      103,184
                                                                                    -----------
                                                                                      6,487,033
                                                                                    -----------
YANKEE BONDS -- 0.7%
Mexico Global Bond+                            11.375%  09/15/2016         120,000      135,600
Republic of Panama 144A Notes+                  7.875%  02/13/2002         150,000      147,375
                                                                                    -----------
                                                                                        282,975
                                                                                    -----------
Total Government/Other (Cost $36,470,620)                                            36,609,922
                                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 4.1%

TREASURY BONDS -- 1.5%
U.S. Treasury Bond+                             6.250%  05/15/2030         430,000      451,165
U.S. Treasury Bond+                             9.250%  02/15/2016         105,000      136,254
                                                                                    -----------
                                                                                        587,419
                                                                                    -----------
TREASURY NOTES -- 2.6%
U.S. Treasury Note+                             6.000%  08/15/2009         250,000      248,008
U.S. Treasury Note+                             6.500%  02/15/2010         765,000      791,178
                                                                                    -----------
                                                                                      1,039,186
                                                                                    -----------
Total U.S. Treasury Obligations
  (Cost $1,583,227)                                                                   1,626,605
                                                                                    -----------
TOTAL BONDS AND NOTES (COST $38,440,743)                                             38,617,074
                                                                                    -----------

                                                                       CONTRACT
                                                                         SIZE
                                                                    --------------
PURCHASED OPTIONS -- 0.3%
DEM 3.75% Call, Strike Price 90.20, 09/13/2000                             550,000        3,886
DEM 3.75% Call, Strike Price 91.05, 09/29/2000                             320,000        1,482
DEM 4% Call, Strike Price 93.99, 07/07/2000                                850,000            0
DEM 4% Call, Strike Price 95.43, 07/21/2000                                275,000            0
DEM 4% Call, Strike Price 99.01, 08/03/2000                                275,000            3
DEM 4.5% Call, Strike Price 101.20, 08/14/2000                             300,000            0
DEM 4.5% Call, Strike Price 95.42, 11/02/2000                              225,000        1,740

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       CONTRACT        VALUE
SECURITY                                                                 SIZE        (NOTE 1A)
-----------------------------------------------------------------------------------------------
PURCHASED OPTIONS (CONTINUED)
DEM 4.5% Call, Strike Price 95.54, 10/13/2000                              285,000  $     1,796
DEM 4.75% Call, Strike Price 85.93, 09/11/2000                             275,500        9,488
DEM 5.38% Call, Strike Price 99.12, 02/01/2001                             225,000        5,113
DEM 5.38% Call, Strike Price 99.21, 01/03/2001                             450,000        9,758
JPY Put/AUD Call, Strike Price 68.75, 01/09/2001                           350,000        2,617
JPY Put/EUR Call, Strike Price 105.00, 11/09/2000                          250,000        3,461
JPY Put/EUR Call, Strike Price 110.25, 12/06/2001                          225,000        4,511
JPY Put/EUR Call, Strike Price 125.00, 08/29/2000                          550,000            0
JPY Put/USD Call, Strike Price 115.00, 09/01/2000                          300,000          210
JPY Put/USD Call, Strike Price 115.80, 08/14/2000                          300,000           60
JPY Put/USD Call, Strike Price 120.00, 11/07/2001                          225,000        1,800
USD Put/CAD Call, Strike Price 1.42, 10/19/2000                            300,000          480
USD Put/EUR Call, Strike Price 0.97, 11/09/2000                            225,000        5,715
USD Put/EUR Call, Strike Price 0.97, 11/01/2000                            225,000        6,300
USD Put/MXP Call, Strike Price 10.00, 4/12/2001                             70,000        1,434
USD Put/MXP Call, Strike Price 8.25, 04/12/2001                            140,000           18
UST 6.00% Call, Strike Price 95.59, 02/01/2001                               2,200        9,195
UST 6.00% Call, Strike Price 95.98, 01/05/2001                               2,250        9,979
UST 6.00% Call, Strike Price 99.88, 10/27/2000                               4,750        6,067
UST 6.50% Call, Strike Price 100.88, 02/22/2001                              4,500       15,855
UST 6.50% Call, Strike Price 100.88, 03/05/2001                              4,500       15,961
UST 6.50% Call, Strike Price 99.53, 02/16/2001                               4,000       17,760
                                                                                    -----------
TOTAL PURCHASED OPTIONS (COST $156,635)                                                 134,689
                                                                                    -----------

                                                                         PAR
                                                RATE     MATURITY       VALUE
                                               -------  ----------  --------------
SHORT-TERM INVESTMENTS -- 0.6%

U.S. GOVERNMENT AGENCY -- 0.6%
FHLMC Discount Note@ +                          6.196%  08/17/2000         250,000      247,985
                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $247,874)                                            247,985
                                                                                    -----------
TOTAL INVESTMENTS -- 97.2% (COST $38,845,252)                                       $38,999,748

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                                1,124,733
                                                                                    -----------

NET ASSETS -- 100.0%                                                                $40,124,481
                                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
NCL - Non-callable
UST - United States Treasury
AUD - Australian Dollar
CAD - Canadian Dollar
DEM - German Deutsche Mark
EUR - Euro
JPY - Japanese Yen
MXP - Mexican Peso
USD - United States Dollar
* Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
+     Denotes all or part of security pledged as collateral (Note 6).
(a)   Variable Rate Security; rate indicated is as of 6/30/00.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
@     Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund II (the "Fund") is a separate non-diversified investment series of the Trust.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      At December 31, 1999, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the Fund's taxable income arising from future net realizable gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover is $112,440 which expires on December 31, 2007. The Fund elected to defer to its fiscal year ending December 31, 2000 losses of $20,070 recognized during the period from November 1, 1999 to December 31, 1999.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish International Management Company, LLC ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Fund's average daily net assets for the six months ended June 30, 2000. Pursuant to this agreement, for the six months ended June 30, 2000, SIMCO voluntarily did not impose $55,253 of its investment advisory fee and reimbursed the Fund for $85,078 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by SIMCO at any time. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of Standish Ayer & Wood, Inc., the parent company of SIMCO.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2000 were as follows:

                                                         PURCHASES      SALES
                                                        -----------  -----------
      U.S. Government Securities                        $ 1,955,679  $   366,789
                                                        ===========  ===========
      Investments (non-U.S.Government Securities)       $47,184,491  $34,364,759
                                                        ===========  ===========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                               FOR THE PERIOD
                                                                                JUNE 30, 1999
                                                         SIX MONTHS ENDED     (COMMENCEMENT OF
                                                          JUNE 30, 2000          OPERATIONS)
                                                           (UNAUDITED)      TO DECEMBER 31, 1999
                                                         ----------------  -----------------------
      Shares sold                                               872,223              1,526,875
      Shares issued to shareholders in payment of
        distributions declared                                    6,530                 70,162
      Shares redeemed                                                --               (364,243)
                                                           ------------       ----------------
      Net increase                                              878,753              1,232,794
                                                           ============       ================

      At June 30, 2000, one shareholder, Phelps Dodge Corporation Master Trust, held of record approximately 97% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

      On June 30, 1999, the Fund was formed with an initial contribution of securities in kind, redeemed from the Standish International Fixed Income Fund, having a market value of approximately $29,400,000 which includes interest receivable of approximately $700,000.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $38,845,252
                                                                    ===========
      Gross unrealized appreciation                                     835,226
      Gross unrealized depreciation                                    (680,730)
                                                                    -----------
      Net unrealized appreciation                                   $   154,496
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the six months ended June 30, 2000 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS     PREMIUMS
                                                               -------------------     --------
      Outstanding, beginning of period                                   4             $ 16,529
      Options written                                                   10               44,227
      Options closed                                                    (5)             (22,610)
                                                                       ---             --------
      Outstanding, end of period                                         9             $ 38,146
                                                                       ===             ========

      WRITTEN CALL OPTION TRANSACTIONS
      ------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS     PREMIUMS
                                                               -------------------     --------
      Outstanding, beginning of period                                   6             $ 15,219
      Options written                                                    8               17,031
      Options closed                                                    (6)             (10,294)
                                                                       ---             --------
      Outstanding, end of period                                         8             $ 21,956
                                                                       ===             ========

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      ------------------------------------------------------------------------------------------
                                                               NUMBER OF CONTRACTS     PREMIUMS
                                                               -------------------     --------
      Outstanding, beginning of period                                   2             $  9,122
      Options written                                                   14               45,114
      Options closed                                                    (9)             (30,983)
                                                                       ---             --------
      Outstanding, end of period                                         7             $ 23,253
                                                                       ===             ========

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2000, the Fund held the following forward foreign currency or cross currency exchange contracts.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                     LOCAL PRINCIPAL         CONTRACT              MARKET          AGGREGATE      UNREALIZED
      CONTRACTS TO RECEIVE               AMOUNT             VALUE DATE              VALUE         FACE AMOUNT     GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                      318,161    09/07/2000-04/17/2002   $       312,391  $      307,840   $       4,551
      Canadian Dollar                       335,000         09/27/2000                 226,697         228,253          (1,556)
      Euro Dollar                           250,000         09/20/2000                 239,795         236,988           2,807
      Japanese Yen                      334,622,500      07/03-09/27/2000            3,201,592       3,221,384         (19,792)
      Slovakia Koruna                     2,446,075         09/11/2000                  54,468          56,340          (1,872)
      Thai Baht                           5,697,000         09/11/2000                 145,528         150,000          (4,472)
                                                                               ---------------  --------------   -------------
      TOTAL                                                                    $     4,180,471  $    4,200,805   $     (20,334)
                                                                               ===============  ==============   =============

                                     LOCAL PRINCIPAL         CONTRACT              MARKET          AGGREGATE      UNREALIZED
      CONTRACTS TO DELIVER               AMOUNT             VALUE DATE              VALUE         FACE AMOUNT     GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                      332,888    07/10/2000-04/17/2002   $       313,619  $      310,189   $      (3,430)
      Euro Dollar                           365,686    07/03/2000-08/22/2001           352,363         357,159           4,796
      Hong Kong Dollar                    5,424,297         08/13/2001                 695,949         690,000          (5,949)
      Japanese Yen                        1,312,500         07/03/2000                  12,385          12,093            (292)
      Thai Baht                          12,174,000         09/11/2000                 310,982         300,000         (10,982)
                                                                               ---------------  --------------   -------------
      TOTAL                                                                    $     1,685,298  $    1,669,441   $     (15,857)
                                                                               ===============  ==============   =============

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                            MARKET           IN EXCHANGE           MARKET         CONTRACT      UNREALIZED
      CONTRACTS TO DELIVER                  VALUE                FOR                VALUE        VALUE DATE     GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------------------
      Euro Dollar                      $         64,499    Hungarian Forint    $        64,718   08/08/2000  $             219
      Canadian Dollar                           782,567      Euro Dollar               790,943   09/20/2000              8,376
      Euro Dollar                               599,489      Japanese Yen              601,191   09/20/2000              1,702
      British Pound Sterling                  2,467,259      Japanese Yen            2,452,696   09/20/2000            (14,563)
                                       ----------------                        ---------------               -----------------
      TOTAL                            $      3,913,814                        $     3,909,548               $          (4,266)
                                       ================                        ===============               =================

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 2000, the Fund held no open futures contracts.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      At June 30, 2000, the Fund held no open interest rate swap contracts.